Rule 24f-2 Notice
                            Colonial Trust VII
                (formerly known as Liberty Financial Trust)
                              File #33-41559


1.   Colonial Trust VII
     (formerly known as Liberty Financial Trust)
     One Financial Center
     Boston, MA 02111

2. Name of each series or class of funds for which this notice is filed:

     Liberty Financial U.S. Government Securities Fund *
     Liberty Financial Tax-Free Bond Fund *
     Liberty Financial Utilities Fund *
     Liberty Financial Growth and Income Fund *
     Liberty Financial Insured Municipals Fund *
     Colonial Newport Tiger Fund

* Terminated through reorganization effective 3/27/95

3.   Investment Company Act File #                       811-6347

     Securities Act File Number #                        33-41559

4.   Last day of fiscal year for which this notice
     is filed:                                           10/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration.

6. Date of termination of issuer's declaration under rule 24-f2(a)(1),if applicable:

7.   Number and amount of securities of the same
     class or series which had been registered under
     the Securities Act of 1933 other than pursuant to
     rule 24-f2 in a prior fiscal year, but which
     remained unsold at the beginning of the fiscal
     year:                                               0

8.   Number and amount of securities registered during
     the fiscal year other than pursuant to rule 24f-2:  0

9.   Number and aggregate sale price of securities sold
     during the fiscal year:                     Shares    39,125,749

                                                 Dollars $437,185,958

10.  Number and aggregate sale price of securities sold
     during the fiscal year in reliance upon registration
     pursuant to rule 24f-2:                     Shares    39,125,749

                                                 Dollars $437,185,958

11.  Number and aggregate sale price of securities issued
     during the fiscal year in connection with dividend
     reinvestment plans, if applicable:                  (Included in
                                                          Item 10)

12.  Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year in reliance on rule 24f-2:              $437,185,958

(ii) Aggregate price of shares issued in connection with
     dividend reinvestment plans:                        (Included in
                                                          12 (i) above)

(iii) Aggregate price of shares redeemed or repurchased
     during the fiscal year:                             $404,847,155

(iv) Aggregate price of shares redeemed or repurchased
     and previously applied as a reduction to filing
     fees pursuant to rule 24e-2:                        0

(v)  Net aggregate price of securities sold and issued
     during the fiscal year in reliance on rule 24f-2:   $ 32,338,803

(vi) Multiplier prescribed by Section 6(b) of the
     Securities Act of 1933 or other applicable law
     or regulation:                                      0.00034482758

(vii)Fee due:                                            $11,151.31

13.  Date of Mailing or wire transfer of filing fee
     to the Commission's lockbox depository              12/29/95

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.




                        By ________________________
                             Michael H. Koonce
                            Assistant Secretary

December 29, 1995







                                   December 29, 1995


Colonial Trust VII
(formerly Liberty Financial Trust)
One Financial Center
Boston, MA  02111

Dear Sirs:

     Colonial Trust VII (formerly known as "Liberty Financial Trust") (the "Trust") is filing with the Securities and Exchange Commission a Rule 24f-2 Notice (the "Notice") for the fiscal year ended October 31, 1995 on behalf of (i) the five former series of the Trust,- Liberty Financial U.S. Government Securities Fund Liberty Financial Tax-Free Bond Fund, Liberty Financial Utilities Fund, Liberty Financial Growth and Income Fund and Liberty Financial Insured Municipals Fund, each of which was terminated on March 27, 1995 through reorganizations with various of the Colonial Group of Funds and the fiscal year of which ended on October 31, and (ii) the Colonial Newport Tiger Fund, which was established as a series of the Trust and became the successor to the former Newport Tiger Fund, a series of The World Funds, Inc., through a reorganization consummated on April 3, 1995 and the fiscal year of which end December 31. The Notice contains the information specified in paragraph (b)(1) of Rule 24f-2 under the Investment Company Act of 1940 (the "Rule") regarding Shares (as defined below) sold by the five Liberty Financial Funds from November 1, 1994 through March 27, 1995 and by the Colonial Newport Tiger Fund from its commencement of operations on April 3, 1995 through October 31, 1995. The Trust has previously filed a Registration Statement on Form N-1A (the "Form N-1A Registration Statement") under the Securities Act of 1933 (File No. 33-41559), and amendments thereto, containing the declaration authorized by paragraph
(a)(1) of the rule to the effect that an indefinite number of shares of beneficial interest of the Trust, without par value (the "Shares"), was being registered by the Form N-1A Registration Statement. The effect of the rule 24f-2 Notice, when accompanied by the filing fee, if any, payable as prescribed by paragraph (c) of the rule, and by this Opinion, will be to make definite in number the number of Shares sold by six series of the Trust during the respective periods referred to above (the "Rule 24f-2 Shares").

     I have examined copies, either certified or otherwise proven to my satisfaction to be genuine, of the Trust's
Declaration of Trust, as now in effect, the minutes of meetings of the Trustees of the Trust and such other documents relating to the organization and operation of the Trust as I have deemed necessary for this opinion.

     The Trust has advised me that the Rule 24f-2 Shares were sold in the manner contemplated by the Form N-1A
Registration Statement and the related prospectuses of the respective Funds current at the time of sale, and that such Rule 24f-2 Shares were sold for a consideration not less than the net asset value thereof as required by the Investment Company Act of 1940.

     Based upon the foregoing, it is my opinion as a member of the Bar of the Commonwealth of Massachusetts that:

     1. The Trust has been duly organized and is legally existing under the laws of the Commonwealth of Massachusetts.

     2. The Trust is authorized to issue an unlimited number of Shares.

     3. The Rule 24f-2 Shares were legally issued and are fully paid and non-assessable. However, I note that, as set forth in the Form N-1A Registration Statement, shareholders of the Trust might, under certain circumstances, be liable for transactions effected by the Trust.

     I hereby consent to the filing of this Opinion with the Securities and Exchange Commission together with the Rule 24f-2 Notice of the Trust, and to the filing of this Opinion under the securities laws of any state where such filing may be necessary.

                                   Very truly yours,



                                   John L. Davenport
                                   Associate General Counsel



lmq\colonial\coltrust.III